PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 89	$ 69
Prepaid expenses	261	117
Deposits	55	56
Other assets	1
Prepaid expenses and other current assets	$ 406	$ 242